Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Current assets:
Cash and cash equivalents	$ 1,103,269	$ 1,014,192
Short-term interest-bearing investments	321,196	312,188
Accounts receivable, net	715,837	678,219
Deferred income taxes and taxes receivable	148,346	125,880
Prepaid expenses and other current assets	135,326	151,595
Total current assets	2,423,974	2,282,074
Equipment and leasehold improvements, net	288,956	275,544
Deferred income taxes	99,274	113,966
Goodwill	1,925,225	1,818,334
Intangible assets, net	181,227	156,726
Other noncurrent assets	266,621	279,169
Total assets	5,185,277	4,925,813
Current liabilities:
Accounts payable	142,627	132,709
Accrued expenses and other current liabilities	422,291	322,539
Accrued personnel costs	220,630	228,520
Short-term financing arrangements	210,000	200,000
Deferred revenue	156,743	151,112
Deferred income taxes and taxes payable	48,456	39,376
Total current liabilities	1,200,747	1,074,256
Deferred income taxes and taxes payable	311,134	315,965
Other noncurrent liabilities	277,560	260,809
Total liabilities	1,789,441	1,651,030
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding	0	0
Ordinary Shares - Authorized 700,000 shares; £0.01 par value; 264,735 and 259,668 issued and 156,704 and 160,062 outstanding, in 2014 and 2013, respectively	4,284	4,199
Additional paid-in capital	3,054,780	2,878,898
Treasury stock, at cost - 108,031 and 99,606 ordinary shares in 2014 and 2013, respectively	(3,157,085)	(2,785,071)
Accumulated other comprehensive (loss) income	(9,972)	632
Retained earnings	3,503,829	3,176,125
Total shareholders' equity	3,395,836	3,274,783
Total liabilities and shareholders' equity	$ 5,185,277	$ 4,925,813